AQR Small Cap Multi-Style Fund Performance Management - AQR Small Cap Multi-Style Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting https://funds.aqr.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Russell 3000® Total Return Index is provided so that investors may compare the performance of the Fund with the performance of the broad-based index that represents the overall domestic equity market.
Bar Chart Narrative [Text Block]	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.
Bar Chart [Heading]	Class I Shares—Total Returns
Bar Chart Closing [Text Block]	Highest Quarterly ReturnLowest Quarterly Return27.72%12/31/20-31.86%3/31/20
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Narrative	The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares as of December 31, 2025 to the Russell 3000® Total Return Index and the Russell 2000® Total Return Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.
Performance Table Does Reflect Sales Loads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	 After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	https://funds.aqr.com
I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	27.72%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(31.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020